Related-Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-In-Interest Transactions
Note 3 - Related-Party and Party-In-Interest Transactions
Since Company Common Stock is an investment held by the Plan, investments in this common stock represent transactions with parties-in-interest. The Company and the Plan are also related parties. Certain other Plan investments represent short-term deposits and investments, as well as shares of mutual funds, collectively managed by Fidelity Management Trust Company, the Trustee as defined by the Plan. These certain plan investments qualify as party-in-interest transactions for which a statutory exemption exists. During the year ended December 31, 2025, the Plan made purchases (and share dividend accumulations) totaling approximately $5.6 million and sales (including distributions) of approximately $8.0 million of Company Common Stock. Participant loans also qualify as party-in-interest transactions. At December 31, 2025 and 2024, participant loans were $9.3 million and $9.1 million, respectively. The following table represents investments held by parties-in-interest:

	December 31,
	2025	2024
Company Common Stock	$60,325,197	$55,344,754
Fidelity Management Trust Company	491,306,477	413,498,661
Total	$551,631,674	$468,843,415